Consolidated Statements of Changes in Equity (USD $)	Total		Appalachian Power Co [Member]		Indiana Michigan Power Co [Member]	Ohio Power Co [Member]		Public Service Co of Oklahoma [Member]	Southwestern Electric Power Co [Member]		Common Stock [Member]	Common Stock [Member] Appalachian Power Co [Member]	Common Stock [Member] Indiana Michigan Power Co [Member]	Common Stock [Member] Ohio Power Co [Member]	Common Stock [Member] Public Service Co of Oklahoma [Member]	Common Stock [Member] Southwestern Electric Power Co [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Appalachian Power Co [Member]	Additional Paid-in Capital [Member] Indiana Michigan Power Co [Member]	Additional Paid-in Capital [Member] Ohio Power Co [Member]	Additional Paid-in Capital [Member] Public Service Co of Oklahoma [Member]	Additional Paid-in Capital [Member] Southwestern Electric Power Co [Member]	Retained Earnings [Member]	Retained Earnings [Member] Appalachian Power Co [Member]	Retained Earnings [Member] Indiana Michigan Power Co [Member]	Retained Earnings [Member] Ohio Power Co [Member]	Retained Earnings [Member] Public Service Co of Oklahoma [Member]	Retained Earnings [Member] Southwestern Electric Power Co [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] Appalachian Power Co [Member]	Accumulated Other Comprehensive Income [Member] Indiana Michigan Power Co [Member]	Accumulated Other Comprehensive Income [Member] Ohio Power Co [Member]	Accumulated Other Comprehensive Income [Member] Public Service Co of Oklahoma [Member]	Accumulated Other Comprehensive Income [Member] Southwestern Electric Power Co [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Southwestern Electric Power Co [Member]
Beginning Balance at Dec. 31, 2009	$ 13,140,000,000		$ 2,771,577,000		$ 1,672,783,000	$ 4,594,530,000		$ 811,742,000	$ 1,524,157,000		$ 3,239,000,000	$ 260,458,000	$ 56,584,000	$ 321,201,000	$ 157,230,000	$ 135,660,000	$ 5,824,000,000	$ 1,475,393,000	$ 981,292,000	$ 1,744,838,000	$ 364,231,000	$ 674,979,000	$ 4,451,000,000	$ 1,085,980,000	$ 656,608,000	$ 2,696,942,000	$ 290,880,000	$ 726,478,000	$ (374,000,000)	$ (50,254,000)	$ (21,701,000)	$ (168,451,000)	$ (599,000)	$ (12,991,000)	$ 0	$ 31,000
Beginning Balance, Shares at Dec. 31, 2009	498,333,265
Issuance of Common Stock, Value	93,000,000										18,000,000						75,000,000
Issuance of Common Stock, Shares	2,781,616
Capital Contribution from Parent			0
Common Stock Dividends			(88,000,000)		(105,000,000)	(469,075,000)		(51,026,000)																(88,000,000)	(105,000,000)	(469,075,000)	(51,026,000)
Common Stock Dividends	(824,000,000)								(3,763,000)														(820,000,000)												(4,000,000)	(3,763,000)
Preferred Stock Dividends	(3,000,000)		(799,000)		(339,000)	(732,000)		(200,000)	(229,000)														(3,000,000)	(799,000)	(339,000)	(732,000)	(200,000)	(229,000)
Gain on Reacquired Preferred Stock					2,000	4,000		76,000											2,000	4,000	76,000
Capital Stock Expense			2,000			0												103,000		149,000				(101,000)		(149,000)
Other Changes in Equity	5,000,000																5,000,000
Subtotal - Equity	12,411,000,000		2,682,780,000		1,567,446,000	4,124,727,000		760,592,000	1,520,165,000
Net Income (Loss)	1,214,000,000								142,591,000														1,214,000,000					142,591,000
Net Income (Loss) Attributable to Noncontrolling Interest	4,000,000								4,093,000																										4,000,000	4,093,000
Net Income (Loss)	1,218,000,000		136,668,000		126,091,000	541,616,000		72,787,000	146,684,000															136,668,000	126,091,000	541,616,000	72,787,000
Other Comprehensive Income (Loss)	(7,000,000)		2,231,000		812,000	(11,704,000)		9,093,000	500,000																				(7,000,000)	2,231,000	812,000	(11,704,000)	9,093,000	500,000
Ending Balance at Dec. 31, 2010	13,622,000,000		2,821,679,000		1,694,349,000	4,654,639,000		842,472,000	1,667,349,000		3,257,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	5,904,000,000	1,475,496,000	981,294,000	1,744,991,000	364,307,000		4,842,000,000	1,133,748,000	677,360,000	2,768,602,000	312,441,000	868,840,000	(381,000,000)	(48,023,000)	(20,889,000)	(180,155,000)	8,494,000	(12,491,000)	0	361,000
Ending Balance, Shares at Dec. 31, 2010	501,114,881
Net Income (Loss)	355,000,000		38,980,000	[1]	45,427,000	165,970,000		15,389,000	29,827,000
Ending Balance at Mar. 31, 2011
Beginning Balance at Dec. 31, 2010	13,622,000,000		2,821,679,000		1,694,349,000	4,654,639,000		842,472,000	1,667,349,000		3,257,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	5,904,000,000	1,475,496,000	981,294,000	1,744,991,000	364,307,000	674,979,000	4,842,000,000	1,133,748,000	677,360,000	2,768,602,000	312,441,000	868,840,000	(381,000,000)	(48,023,000)	(20,889,000)	(180,155,000)	8,494,000	(12,491,000)	0	361,000
Beginning Balance, Shares at Dec. 31, 2010	501,114,881
Issuance of Common Stock, Value	92,000,000										17,000,000						75,000,000
Issuance of Common Stock, Shares	2,644,579
Capital Contribution from Parent			100,000,000															100,000,000
Common Stock Dividends			(135,000,000)		(75,000,000)	(650,000,000)		(72,500,000)																(135,000,000)	(75,000,000)	(650,000,000)	(72,500,000)
Common Stock Dividends	(898,000,000)								(3,811,000)														(894,000,000)												(4,000,000)	(3,811,000)
Preferred Stock Dividends	(2,000,000)		(732,000)		(313,000)	(671,000)		(180,000)	(210,000)														(2,000,000)	(732,000)	(313,000)	(671,000)	(180,000)	(210,000)
Loss on Reacquired Preferred Stock	(4,000,000)		(1,770,000)		(398,000)	(1,216,000)		(270,000)	(373,000)								(4,000,000)	(1,770,000)	(398,000)	(1,216,000)	(270,000)	(373,000)
Capital Stock Expense	(16,000,000)		(1,000)			0											(16,000,000)	26,000		324,000				(27,000)		(324,000)
Other Changes in Equity	11,000,000																11,000,000						(2,000,000)												2,000,000
Subtotal - Equity	12,805,000,000		2,784,176,000		1,618,638,000	4,002,752,000		769,522,000	1,662,955,000
Net Income (Loss)	1,946,000,000								161,285,000														1,946,000,000					161,285,000
Net Income (Loss) Attributable to Noncontrolling Interest	3,000,000								3,841,000																										3,000,000	3,841,000
Net Income (Loss)	1,949,000,000		162,758,000		149,674,000	464,993,000		124,628,000	165,126,000															162,758,000	149,674,000	464,993,000	124,628,000
Other Comprehensive Income (Loss)	(89,000,000)		(10,520,000)		(7,332,000)	(17,567,000)		(1,345,000)	(14,324,000)																				(89,000,000)	(10,520,000)	(7,332,000)	(17,567,000)	(1,345,000)	(14,324,000)
Ending Balance at Dec. 31, 2011	14,665,000,000		2,936,414,000		1,760,980,000	4,450,178,000		892,805,000	1,813,757,000		3,274,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	5,970,000,000	1,573,752,000	980,896,000	1,744,099,000	364,037,000	674,606,000	5,890,000,000	1,160,747,000	751,721,000	2,582,600,000	364,389,000	1,029,915,000	(470,000,000)	(58,543,000)	(28,221,000)	(197,722,000)	7,149,000	(26,815,000)	1,000,000	391,000
Ending Balance, Shares at Dec. 31, 2011	503,759,460							10,482,000
Beginning Balance at Sep. 30, 2011
Net Income (Loss)	311,000,000	[2],[3]	39,347,000	[4]	21,159,000	28,490,000	[5]	20,330,000	(3,567,000)	[6]
Ending Balance at Dec. 31, 2011	14,665,000,000		2,936,414,000		1,760,980,000	4,450,178,000		892,805,000	1,813,757,000			260,458,000	56,584,000	321,201,000	157,230,000	135,660,000
Ending Balance, Shares at Dec. 31, 2011	503,759,460							10,482,000
Net Income (Loss)	390,000,000		75,311,000		39,221,000	150,830,000		12,648,000	36,395,000
Ending Balance at Mar. 31, 2012
Beginning Balance at Dec. 31, 2011	14,665,000,000		2,936,414,000		1,760,980,000	4,450,178,000		892,805,000	1,813,757,000		3,274,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	5,970,000,000						5,890,000,000	1,160,747,000	751,721,000	2,582,600,000	364,389,000	1,029,915,000	(470,000,000)	(58,543,000)	(28,221,000)	(197,722,000)	7,149,000	(26,815,000)	1,000,000	391,000
Beginning Balance, Shares at Dec. 31, 2011	503,759,460							10,482,000
Issuance of Common Stock, Value	83,000,000										15,000,000						68,000,000
Issuance of Common Stock, Shares	2,245,502
Capital Contribution from Parent			0
Common Stock Dividends			(170,000,000)		(75,000,000)	(300,000,000)		(90,000,000)																(170,000,000)	(75,000,000)	(300,000,000)	(90,000,000)
Common Stock Dividends	(916,000,000)								(3,752,000)														(913,000,000)												(3,000,000)	(3,752,000)
Other Changes in Equity	10,000,000																11,000,000																		(1,000,000)
Subtotal - Equity	13,842,000,000		2,766,414,000		1,685,980,000	4,150,178,000		802,805,000	1,810,005,000
Net Income (Loss)	1,259,000,000								198,891,000														1,259,000,000					198,891,000
Net Income (Loss) Attributable to Noncontrolling Interest	3,000,000								3,622,000																										3,000,000	3,622,000
Net Income (Loss)	1,262,000,000		257,503,000		118,457,000	343,534,000		114,141,000	202,513,000															257,503,000	118,457,000	343,534,000	114,141,000
Other Comprehensive Income (Loss)	133,000,000		28,645,000		(662,000)	31,997,000		(668,000)	8,955,000																				133,000,000	28,645,000	(662,000)	31,997,000	(668,000)	8,955,000
Ending Balance at Dec. 31, 2012	15,237,000,000		3,052,562,000		1,803,775,000	4,525,709,000		916,278,000	2,021,473,000		3,289,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	6,049,000,000	1,573,752,000	980,896,000	1,744,099,000	364,037,000	674,606,000	6,236,000,000	1,248,250,000	795,178,000	2,626,134,000	388,530,000	1,228,806,000	(337,000,000)	(29,898,000)	(28,883,000)	(165,725,000)	6,481,000	(17,860,000)	0	261,000
Ending Balance, Shares at Dec. 31, 2012	506,004,962							10,482,000
Beginning Balance at Sep. 30, 2012
Net Income (Loss)	21,000,000	[7],[8]	56,669,000		10,172,000	(60,229,000)	[9]	8,179,000	21,998,000
Ending Balance at Dec. 31, 2012	$ 15,237,000,000		$ 3,052,562,000		$ 1,803,775,000	$ 4,525,709,000		$ 916,278,000	$ 2,021,473,000			$ 260,458,000	$ 56,584,000	$ 321,201,000	$ 157,230,000	$ 135,660,000		$ 1,573,752,000	$ 980,896,000	$ 1,744,099,000	$ 364,037,000	$ 674,606,000
Ending Balance, Shares at Dec. 31, 2012	506,004,962							10,482,000

[1]	Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and cost reduction initiatives as allowed by the WVPSC.
[2]	See "TCC Texas Restructuring" section of Note 2 for discussion of gains recorded in the third and fourth quarters of 2011.
[3]	Includes a refund of POLR charges in Ohio and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a pretax plant impairment for SWEPCo's Turk Plant (see Note 6).
[4]	Includes a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo’s November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.
[5]	Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.
[6]	Includes a pretax plant impairment for the Turk Plant (see Note 5).
[7]	Includes pretax impairments for certain Ohio generation plants (see Note 6).
[8]	See Note 17 for discussion of cost reduction programs in 2012.
[9]	Includes pretax impairments for certain Ohio generation plants (see Note 5).